Fair Value Measurements (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 1,708	$ 2,744
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	8,738	$ 9,736
Obligations related to securities sold short [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1	561
Trading loans securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1	$ 810